Share capital - Fair value of the warrants granted (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 20, 2019 USD ($) $ / shares	Sep. 20, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares
Share capital
Share price on date of issuance | $ / shares	$ 8.27
Expected volatility	58.00%	58.00%
Expected life of warrants	2 years	2 years
Risk free interest rate	1.61%	1.61%
Warrants exercised | shares			80,301
Cash proceeds from exercise of warrants | $			$ 962
Offering
Share capital
Fair value of warrants | $	$ 872	$ 872
Fair value of warrants (in CAD per share) | $ / shares		$ 1.67